Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	₩ 30,018,273	₩ 31,883,535	₩ 33,770,339
Assets held for sale and related liabilities [member]
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	₩ 21,076	71,732
Assets held for sale and related liabilities [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Assets and liabilities held for sale [Line Items]
Property, plant and equipment		₩ 71,340